Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Detail) - CAD ($) $ in Millions	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	$ 769,804	$ 760,670	$ 750,335
Allowance for credit losses	5,736	5,513	5,348
Net	764,068	755,157	744,987
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	353,560		349,279
Allowance for credit losses	981		899
Net	352,579		348,380
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	102,178		99,431
Allowance for credit losses	2,267		2,137
Net	99,911		97,294
Credit Cards [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	16,053		14,518
Allowance for credit losses	1,135		1,083
Net	14,918		13,435
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	298,013		287,107
Allowance for credit losses	1,353		1,229
Net	296,660		285,878
Financial instruments credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	5,305	5,104	4,786
Allowance for credit losses	1,751	1,654	1,635
Net	3,554	3,450	3,151
Financial instruments credit-impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,293	1,212	1,054
Allowance for credit losses	459	434	440
Net	834	778	614
Financial instruments credit-impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	0
Allowance for credit losses	0
Net	0
Financial instruments credit-impaired [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,115	1,034	1,020
Allowance for credit losses	320	295	294
Net	795	739	726
Financial instruments credit-impaired [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	736	720	761
Allowance for credit losses	375	351	352
Net	361	369	409
Financial instruments credit-impaired [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	990	953	740
Allowance for credit losses	254	243	202
Net	736	710	538
Financial instruments credit-impaired [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	305	306	301
Allowance for credit losses	80	72	67
Net	225	234	234
Financial instruments credit-impaired [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	866	879	910
Allowance for credit losses	263	259	280
Net	603	620	630
Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,659	1,539	1,386
Allowance for credit losses	455	428	406
Net	1,204	1,111	980
Financial instruments credit-impaired [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,040	968	848
Allowance for credit losses	608	563	551
Net	432	405	297
Financial instruments credit-impaired [member] | Credit Cards [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	0
Allowance for credit losses	0
Net	0
Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	2,606	2,597	2,552
Allowance for credit losses	688	663	678
Net	$ 1,918	$ 1,934	$ 1,874